Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	Bogota Financial Corp.
Entity Central Index Key	0001787414
EBP 001 [Member]
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	Bogota Financial Corp.
Entity Central Index Key	0001787414
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY